SHAREHOLDERS' EQUITY (Details 2) (USD $)		12 Months Ended
	Dec. 19, 2007	Dec. 31, 2012 April 1998 [Member]	Dec. 31, 2012 July 2012 [Member]
Warrants to Purchase Ordinary Shares		578	60,000	[1]
Exercise price per share	$ 2	$ 1.25	$ 0.8	[1]
Warrants exercisable		578	60,000	[1]
Exercisable through		No expiration date	July 12, 2015	[1]

[1]	In connection with a July 2012 agreement with the convertible debt holder LibertyView Special Opportunities Fund, L.P, (see Note 10) the Company granted LibertyView warrants to purchase 60,000 Ordinary Shares of the Company at an exercise price of $0.80 per share, which may be exercised in whole or in part no later than July 12, 2015.